ALLIANCE HIGH YIELD FUND

ANNUAL REPORT
AUGUST 31, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                                 ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

October 29, 1999

Dear Shareholder:

We are pleased to report to you on the performance, strategy and outlook of the Alliance High Yield Fund (the "Fund"). The Fund's objective is to provide investors with a high current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high-yield, below-investment-grade, fixed-income securities.

INVESTMENT RESULTS
The following table shows how your Fund performed during the six- and twelve-month periods ended August 31, 1999. For comparison, we have included the performance returns for the CS First Boston High Yield Index.

Your Fund underperformed its benchmark over the six- and twelve-month periods. Poor security selection dampened performance, despite of our overweighting the stronger-performing, single-B-rated securities sector.


INVESTMENT RESULTS*
Periods Ended August 31, 1999
                                                TOTAL RETURNS
                                            6 MONTHS      12 MONTHS
                                            --------     ----------
ALLIANCE HIGH YIELD FUND
  Class A                                    -1.01%         -0.58%
  Class B                                    -1.36%         -1.26%
  Class C                                    -1.26%         -1.16%

CS FIRST BOSTON HIGH YIELD INDEX              1.22%          4.74%

* THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE AS OF AUGUST 31, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE CS FIRST BOSTON HIGH YIELD INDEX IS AN UNMANAGED INDEX OF LOWER-RATED, FIXED-INCOME, NON-CONVERTIBLE, U.S. DOLLAR-DENOMINATED SECURITIES MEETING CERTAIN CRITERIA DEVELOPED BY CREDIT SUISSE DESIGNED TO ENABLE THE INDEX TO REFLECT THE HIGH YIELD MARKET. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


MARKET OVERVIEW
During the six-month period, global economic growth improved and continued to broaden as Europe, Japan and Asia showed further signs of strengthening. U.S. economic growth downshifted but remained strong, while inflation and unemployment stayed low. With economic activity remaining strong and global liquidity concerns abating, the Federal Reserve adopted a monetary policy tightening bias in May and increased the Federal Funds rate 25 basis points in June, and then another 25 basis points in August. For the six months, the U.S. yield curve flattened as short- and intermediate-term rates rose more than long-term rates. The two-year U.S. Treasury yield rose from 5.20% to 5.73%, while the thirty-year Treasury yield rose from 5.67% to 6.07%.

The high-yield sector, as represented by the CS First Boston High Yield Index, gained 1.22%, outperforming all sectors of the U.S. bond market during the six months. Rising interest rates, large corporate debt issuance and Y2K uncertainty hurt the performance of all non-Treasury securities. The high-yield sector's performance was also dampened by these factors as well as rising default rates and mutual-fund outflows. However, the improving economic environment as well as historically high yields helped the high-yield sector outperform the other U.S. bond market sectors. Within the high-yield sector, lower-quality, B-rated securities outperformed higher-quality, BB-rated securities.

INVESTMENT STRATEGY
We overweighted B-rated securities during the period and underweighted BB-rated securities. We selectively chose solid credits that we believed to be undervalued. We were particularly interested in the communications sector, which continued to benefit from merger activity. We also held some high-yield securities in Canada and Europe. The advent of the euro has created significant investment opportunities in the European high-yield sector.

OUTLOOK
The global economy continues to gather momentum. We expect the U.S. economy to remain strong through year-end and into the millennium. Growth estimates for 1999 are close to 4.0%, moderating somewhat next year toward 3.5%. The risk of tighter monetary policy in the U.S. remains. Positive inflation fundamentals, however,


1


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

will keep long-term interest rates trading in a range around 6.0%. While we believe there are structural forces in the marketplace rendering credit markets less liquid, the passing of Y2K should alleviate some liquidity pressures, causing non-Treasury spreads to narrow somewhat from current levels.

We continue to view the high-yield sector favorably. Currently, the average high-yield index is yielding about 6% over Treasuries, which offers significant value. The combination of strong growth and low inflation suggests high-yield spreads should contract, resulting in rising bond prices. We will be focusing more on single B-rated credits with hard assets, contributed equity from the sponsor, or a large market capitalization. The communications sector will remain the largest industry sector in the portfolio.

Thank you for your continued interest and investment in the Alliance High Yield Fund. We look forward to reporting its progress to you in the coming months.

Sincerely,


John D. Carifa
Chairman and President


Nelson Jantzen
Senior Vice President


Wayne C. Tappe
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                      ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

Alliance High Yield Fund is a diversified, open-end fund which seeks high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high-yield, below-investment-grade fixed-income securities involving greater volatility of price and risk of loss of principal and income than higher-quality, fixed-income securities.


INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 1999
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
1 Year                        -0.58%         -4.82%
Since Inception*               8.81%          6.84%
SEC Yield**                   10.38%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      -1.26%         -4.78%
Since Inception*               8.07%          7.34%
SEC Yield**                   10.12%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      -1.16%         -2.04%
Since Inception*               8.12%          8.12%
SEC Yield**                   10.12%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 1999)
                             CLASS A        CLASS B        CLASS C
                           -----------    -----------    -----------
1 Year                        -2.90%         -2.89%         -0.20%
Since Inception*               6.27%          6.73%          7.42%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 4/22/97 for all share classes.

**   SEC yields are based on SEC guidelines and are calculated on 30 days ended
August 31, 1999.


3


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

ALLIANCE HIGH YIELD FUND
GROWTH OF A $10,000 INVESTMENT
4/30/97* TO 8/31/99

$12,000
$11,000
$10,000
$9,000

HIGH YIELD FUND CLASS A: $11,442
CS FIRST BOSTON HIGH YIELD INDEX: $11,282

    4/30/97    8/31/97    8/31/98    8/31/99


This chart illustrates the total value of an assumed $10,000 investment in Alliance High Yield Fund Class A shares (from 4/30/97 to 8/31/99) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The CS First Boston High Yield Index is an unmanaged index of lower-rated, fixed-income, non-convertible, U.S. dollar-denominated securities meeting certain criteria developed by Credit Suisse designed to enable the index to reflect the high yield market.

When comparing Alliance High Yield Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index.

Alliance High Yield Fund
CS First Boston High Yield Index

*    Closest month-end after the Fund's Class A share inception date of 4/22/97.


4


PORTFOLIO OF INVESTMENTS
August 31, 1999                                         Alliance High Yield Fund
================================================================================

                                         Shares or
                                         Principal
                                           Amount
                                            (000)          U.S. $ Value
-----------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-86.2%
AUTOMOTIVE-0.6%
Breed Technologies, Inc.
    9.25%, 4/15/08..................      $ 10,000         $    250,000
Safelite Glass Corp.
    Series B
    9.875%, 12/15/06................         2,000            1,760,000
    Series D
    9.875%, 12/15/06................         3,000            2,610,000
                                                           ------------
                                                              4,620,000
                                                           ------------
BUILDING/REAL ESTATE-0.7%
Building One Services, Inc.
    10.50%, 5/01/09.................         5,500            5,142,500
                                                           ------------
BUSINESS SERVICES-3.4%
Dialog Corp. PLC
    Series A
    11.00%, 11/15/07................         5,000            4,462,500
Employee Solutions, Inc.
    Series B
    10.00%, 10/15/04................         2,000            1,212,500
MSX International, Inc.
    11.375%, 1/15/08................         2,000            1,930,000
Primark Corp.
    9.25%, 12/15/08.................         5,000            4,831,250
TM Group Holdings PLC
    11.00%, 5/15/08.................         9,000            8,887,500
United Rentals, Inc.
    9.00%, 4/01/09..................         3,500            3,368,750
                                                           ------------
                                                             24,692,500
                                                           ------------
CABLE-4.8%
21st Century
    Telecommunication Group
    12.25%, 2/15/08 (a).............         2,750            1,251,250
@Entertainment
    Series B
    14.50%, 7/15/08 (a).............         6,000            3,847,500
Knology Holdings, Inc.
    Warrants, expiring
    10/15/07 (b)(c)(d)..............         1,500                3,750
NTL Communication Corp.
    Series B
    11.50%, 10/01/08................        16,000           17,080,000
OpTel, Inc.
    Series B
    11.50%, 7/01/08.................         2,250            1,462,500
    13.00%, 2/15/05 (e).............         2,000            1,410,016
United Pan-Europe Communications NV
    10.875%, 8/01/09 (b)............        10,000           10,137,500
                                                           ------------
                                                             35,192,516
                                                           ------------
CHEMICALS-4.5%
Climachem, Inc.
    Series B
    10.75%, 12/01/07................         4,000            3,420,000
Lyondell Chemicals Co.
    Series A
    9.625%, 5/01/07.................        10,250           10,455,000
    Series B
    9.875%, 5/01/07.................         5,000            5,025,000
ZSC Specialty Chemicals PLC
    11.00%, 7/01/09 (b).............        14,000           14,140,000
                                                           ------------
                                                             33,040,000
                                                           ------------
CONGLOMERATES-0.6%
URS Corp.
    12.25%, 5/01/09 (b).............         4,500            4,590,000
                                                           ------------
CONSUMER MANUFACTURING-5.1%
AAI. Fostergrant, Inc.
    Series B
    10.75%, 7/15/06.................         5,000            2,275,000
Dyersburg Corp.
    Series B
    9.75%, 9/01/07..................         2,000              810,000
Generac Portable Products
    11.25%, 7/01/06 (b).............         5,000            5,200,000


5


PORTFOLIO OF INVESTMENTS (continued)                    Alliance High Yield Fund
================================================================================

                                         Shares or
                                         Principal
                                           Amount
                                            (000)          U.S. $ Value
-----------------------------------------------------------------------
Head Holdings GMBH
    10.75%, 7/15/06.................     EUR 5,000         $  5,003,694
Hedstrom Corp.
    10.00%, 6/01/07.................      $  6,000            5,220,000
Home Interiors & Gifts, Inc.
    10.125%, 6/01/08................         2,000            1,930,000
Imperial Home Decorating Group
    Series B
    11.00%, 3/15/08.................         4,000            2,420,000
Ntex, Inc.
    11.50%, 6/01/06.................         3,000            2,565,000
Outsourcing Services Group, Inc.
    10.875%, 3/01/06................         2,000            1,830,000
Polaroid Corp.
    11.50%, 2/15/06.................         5,000            5,243,750
St. John Knits International, Inc.
    12.50%, 7/01/09 (b).............         5,000            4,850,000
                                                           ------------
                                                             37,347,444
                                                           ------------
ENERGY-2.9%
Belden & Blake Corp.
    Series B
    9.875%, 6/15/07.................        14,750           10,103,750
Chesapeake Energy Corp.
    Series B
    9625%, 5/01/05.................        10,000            9,350,000
Eagle Geophysical, Inc.
    Series B
    10.75%, 7/15/08.................         2,000              390,000
Gothic Energy Corp.
    Warrants, expiring 1/30/01 (c)..        14,000               14,000
Queen Sand Resources, Inc.
    12.50%, 7/01/08.................         2,000            1,150,000
                                                           ------------
                                                             21,007,750
                                                           ------------
FINANCIAL-1.5%
Lodgian Financing Corp.
    12.25%, 7/15/09 (b).............         6,000            5,985,000
Willis Corroon Corp.
    9.00%, 2/01/09 (b)..............         5,000            4,675,000
                                                           ------------
                                                             10,660,000
                                                           ------------
FIXED COMMUNICATIONS-22.5%
Alestra, SA
    12.625%, 5/15/09 (b)............         8,500            7,926,250
Concentric Network
    Warrants, expiring
    12/15/07 (b)(c).................         1,000              210,000
Econophone, Inc.
    13.50%, 7/15/07.................         4,000            4,300,000
Espirit Telecom Group PLC
    11.50%, 12/15/07................         3,000            3,142,500
Exodus Communications, Inc.
    11.25%, 7/01/08.................         7,000            7,122,500
Globe Telecommunications, Inc.
    13.00%, 8/01/09 (b).............         4,000            4,035,000
Globenet Communication Group, Ltd.
    13.00%, 7/15/07 (b).............         5,500            5,417,500
Hyperion
    Telecommunications, Inc.
    12.00%, 11/01/07 (b)............         8,000            8,180,000
KMC Telecommunications Holdings, Inc.
    13.50%, 5/15/09 (b).............         5,000            5,150,000
KPNQWEST BV
    8.125%, 6/01/09 (b).............        10,000            9,575,000
Logix Communications, Inc.
    12.25%, 6/15/08.................         5,000            4,175,000
Long Distance International, Inc.
    12.25%, 4/15/08.................         2,000            1,330,000
    Warrants, expiring
    4/13/08 (c)(f)..................         2,000                5,000


6


                                                        Alliance High Yield Fund
================================================================================

                                         Shares or
                                         Principal
                                           Amount
                                            (000)          U.S. $ Value
-----------------------------------------------------------------------
Metronet Communications
    Warrants, expiring
    8/15/07 (b)(c)..................         1,500         $    112,500
Netia Holdings II BV
    13.125%, 6/15/09 (b)............      $  7,000            7,140,000
Nextlink Communications, Inc.
    10.75%, 6/01/09.................         9,000            9,191,250
Northeast Optical Network, Inc.
    12.75%, 8/15/08.................         9,200            9,522,000
Primus Telecommunications Group, Inc.
    11.75%, 8/01/04.................         3,500            3,430,000
    Warrants, expiring 8/01/04 (c)..         1,000               20,000
Psinet, Inc.
    11.00%, 8/01/09 (b).............        13,500           13,432,500
RSL Communications PLC
    9.875%, 11/15/09 (b)............         5,000            4,375,000
Splitrock Services, Inc.
    Series B
    11.75%, 7/15/08.................        10,500            9,502,500
    Warrants, expiring 7/15/08 (c)..        10,500              504,000
Startec Global Communications Corp.
    12.00%, 5/15/08.................         6,000            5,370,000
    Warrants, expiring
    5/15/08 (c)(g)..................         6,000                6,000
US Xchange LLC
    15.00%, 7/01/08.................         4,000            4,020,000
Versatel Telecom BV
    11.875%, 7/15/09................         1,500            1,439,822
    13.25%, 5/15/08.................         7,000            7,020,000
    Warrants, expiring 5/15/08 (c)..         5,000              800,000
Viatel, Inc.
    11.25%, 4/15/08.................         5,000            5,025,000
    11.50%, 3/15/09 (b).............         9,600            9,480,000
Winstar Communications, Inc.
    11.00%, 3/15/08.................         4,000            3,450,000
Winstar Equipment Corp.
    12.50%, 3/15/04.................         5,500            5,665,000
Worldwide Fiber, Inc.
    12.00%, 8/01/09 (b).............         5,000            5,037,500
                                                           ------------
                                                            165,111,822
                                                           ------------
FOOD / BEVERAGES / TOBACCO-2.1%
Agrilink Foods, Inc.
    11.875%, 11/01/08...............         4,000            3,800,000
Richmont Marketing
    Specialists, Inc.
    10.125%, 12/15/07...............         7,000            5,775,000
Vlasic Foods International, Inc.
    10.25%, 7/01/09 (b).............         6,500            6,012,500
                                                           ------------
                                                             15,587,500
                                                           ------------
GENERAL INDUSTRIAL-12.2%
Amkor Technologies, Inc.
    9.25%, 5/01/06 (b)..............        10,000            9,800,000
Amtrol, Inc.
    10.625%, 12/31/06...............         5,000            4,881,250
Anchor Lamina, Inc.
    9.875%, 2/01/08.................         5,000            4,425,000
Applied Power, Inc.
    8.75%, 4/01/09..................         6,000            5,700,000
Aqua Chemical, Inc.
    11.25%, 7/01/08.................         5,000            3,075,000
AXIA, Inc.
    10.75%, 7/15/08.................         5,000            4,725,000
Blount, Inc.
    13.00%, 8/01/09 (b).............         4,000            4,150,000
Gentek, Inc.
    11.00%, 8/01/09 (b).............         6,000            6,150,000
Glasstech, Inc.
    Warrants, expiring 6/30/04 (c)..           750                  375


7


PORTFOLIO OF INVESTMENTS (continued)                    Alliance High Yield Fund
================================================================================

                                         Shares or
                                         Principal
                                           Amount
                                            (000)          U.S. $ Value
-----------------------------------------------------------------------
Moll Industries, Inc.
    10.50%, 7/01/08.................      $  5,000         $  4,000,000
Pacific Aerospace & Electronics, Inc.
    11.25%, 8/01/05.................         4,000            3,020,000
Pentacon, Inc.
    12.25%, 4/01/09.................         7,000            6,790,000
Russell-Stanley Holdings, Inc.
    10.875%, 2/15/09 (b)............         8,000            8,000,000
SCG Holdings & Semiconductor Co.
    12.00%, 8/01/09 (b).............         7,000            7,245,000
Sequa Corp.
    9.00%, 8/01/09..................        13,000           12,805,000
WEC Co., Inc.
    12.00%, 7/15/09 (b).............         4,500            4,477,500
                                                           ------------
                                                             89,244,125
                                                           ------------
HEALTHCARE-1.0%
Concentra Operating Corp.
    13.00%, 8/15/09 (b).............         7,000            7,070,000
                                                           ------------
HOTELS & LODGING-0.4%
ITT Corp.
    6.75%, 11/15/03.................         3,000            2,810,649
                                                           ------------
LEISURE / ENTERTAINMENT-0.4%
TVN Entertainment Corp.
    14.00%, 8/01/08 (b).............         5,000            2,250,000
    Warrants, expiring
    8/01/08 (c).....................         5,000               12,500
V2 Music Holdings PLC
    14.00%, 4/15/08 (a)(b)..........         2,500              787,500
    Warrants, expiring
    4/15/08 (b)(c)..................         2,500                6,250
                                                           ------------
                                                              3,056,250
                                                           ------------
MEDIA-2.0%
Goss Graphic Systems, Inc.
    12.00%, 10/15/06 (h)............         7,500            1,912,500
Marvel Enterprises, Inc.
    12.00%, 6/15/09 (b).............         8,000            7,200,000
Premier Graphics, Inc.
    11.50%, 12/01/05................         2,750            2,516,250
Source Media, Inc.
    12.00%, 11/01/04................         2,000            1,215,000
T/SF Communications Corp.
    Series B
    10.375%, 11/01/07...............         2,000            1,940,000
                                                           ------------
                                                             14,783,750
                                                           ------------
METALS / MINERALS-2.7%
Continental Global Group
    Series B
    11.00%, 4/01/07.................         5,000            3,387,500
Metal Manegement, Inc.
    10.00%, 5/15/08.................         5,000            3,825,000
Ormet Corp.
    11.00%, 8/15/08 (b).............         3,000            2,895,000
Republic Technology, Inc.
    13.75%, 7/15/09 (b).............        10,000            9,937,500
                                                           ------------
                                                             20,045,000
                                                           ------------
MOBILE COMMUNICATIONS-1.7%
Filtronic PLC
    10.00%, 12/01/05 (b)............         4,000            3,860,000
Firstcom Corp.
    Warrants, expiring
    10/27/07 (b)(c).................        52,500              170,625
Ionica Group PLC
    13.50%, 8/15/06 (h).............         2,000              730,000
Iridium LLC Capital Corp.
    Series B
    14.00%, 7/15/05 (h).............        14,500            2,102,500
Nextel Communications, Inc.
    9.75%, 8/15/04 (a)..............         3,500            3,517,500
TRICOM, SA
    11.375%, 9/01/04................         2,000            1,745,000
                                                           ------------
                                                             12,125,625
                                                           ------------
PAPER / PACKAGING-4.4%
Doman Industries, Ltd.
    12.00%, 7/01/04 (b).............         9,000            9,123,750
Kappa Beheer BV
    10.625%, 7/15/09 (b)............     EUR 7,000            7,474,334


8


                                                        Alliance High Yield Fund
================================================================================

                                         Principal
                                           Amount
                                            (000)          U.S. $ Value
-----------------------------------------------------------------------
Kappa Beheer BV
    12.50%, 7/15/09 (a)(b)........       EUR10,950         $  6,143,006
Plainwell, Inc.
    Series B
    11.00%, 3/01/08.................       $ 5,000            3,925,000
Stone Container Corp.
    9.875%, 2/01/01.................         5,612            5,654,090
                                                           ------------
                                                             32,320,180
                                                           ------------
RESTAURANTS-1.4%
Ne Restaurant Co., Inc.
    10.75%, 7/15/08.................         6,000            5,475,000
Romacorp, Inc.
    12.00%, 7/01/06.................         5,000            4,825,000
                                                           ------------
                                                             10,300,000
                                                           ------------
RETAIL-2.9%
Avis Rent a Car, Inc.
    11.00%, 5/01/09 (b).............         4,500            4,623,750
Group 1 Automotive, Inc.
    10.875%, 3/01/09................         5,750            5,606,250
Sonic Automotive, Inc.
    Series B
    11.00%, 8/01/08 (i).............         5,700            5,557,500
United Auto Group, Inc.
    Series A
    11.00%, 7/15/07.................         6,500            5,882,500
                                                           ------------
                                                             21,670,000
                                                           ------------
SUPERMARKETS & DRUGS-0.8%
Stater Brothers Holdings, Inc.
    10.750%, 8/15/06 (b)............         4,000            4,100,000
RAB Enterprises, Inc.
    10.50%, 5/01/05.................         3,000            2,085,000
                                                           ------------
                                                              6,185,000
                                                           ------------
TECHNOLOGY-3.9%
Anteon Corp.
    12.00%, 05/15/09 (b)............         6,500            6,370,000
Chippac International, Ltd.
    12.75%, 8/01/09 (b).............         3,000            2,962,500
CHS Electronics, Inc.
    9.875%, 4/15/05.................         6,500            2,892,500
Earthwatch, Inc.
    13.00%, 7/15/07.................         6,500            4,509,375
Elgar Holdings, Inc.
    9.875%, 2/01/08.................         2,000            1,570,000
Integrated Circuit Systems, Inc.
    11.50%, 5/15/09 (b).............         3,000            2,925,000
Orbital Imaging Corp.
    Series B
    11.625%, 3/01/05................         5,000            3,925,000
    Series D
    11.625%, 3/01/05................         2,000            1,570,000
Phase Metrics, Inc.
    10.75%, 2/01/05.................         3,000            1,605,000
                                                           ------------
                                                             28,329,375
                                                           ------------
TRANSPORTATION-1.6%
Aircraft Service International Group
    11.00%, 8/15/05 (b).............         3,500            3,491,250
Canadian Airlines Corp.
    10.00%, 5/01/05.................         2,200            1,947,000
Millenium Seacarriers, Inc.
    12.00%, 7/15/05.................         3,000            1,590,000
Oglebay Norton Co.
    10.00%, 2/01/09.................         5,000            4,900,000
                                                           ------------
                                                             11,928,250
                                                           ------------
UTILITY-2.1%
AES Corp.
    9.50%, 6/01/09 (i)..............        10,000           10,100,000
Cogentrix Energy, Inc.
    8.75%, 10/15/08 (i).............         5,000            4,975,000
                                                           ------------
                                                             15,075,000
                                                           ------------
Total Corporate Debt Obligations
    (cost $682,973,881).............                        631,935,236
                                                           ------------


9


Portfolio Of Investments (continued)                    Alliance High Yield Fund
================================================================================

                                         Shares or
                                         Principal
                                           Amount
                                            (000)          U.S. $ Value
-----------------------------------------------------------------------
NON-CONVERTIBLE PREFERRED STOCKS-3.8%
Benedek Communications, Inc.
    11.50%, 5/15/08 (j).............      $  2,000         $  1,585,000
Dobson Communications Corp.
    12.50%, 1/15/08 (j).............         5,313            4,795,055
Harborside Healthcare
    13.50%, 8/01/10 (j).............         3,427            1,507,928
ICG Holdings, Inc.
    14.00%, 3/15/08 (j).............        10,850           10,416,000
Nextel Communications, Inc.
    11.125%, 2/15/10 (j)............         9,250            9,435,000
                                                           ------------
Total Non-Convertible
    Preferred Stocks
    (cost $31,360,400)..............                         27,738,983
                                                           ------------
TIME DEPOSIT-7.5%
Bank of New York
    4.75%, 9/01/99
    (cost $55,034,000)..............        55,034           55,034,000
                                                           ------------
TOTAL INVESTMENTS-97.5%
    (cost $769,368,281).............                        714,708,219
Other assets less
    liabilities-2.5%................                         18,519,875
                                                           ------------
NET ASSETS-100%.....................                       $733,228,094
                                                           ============

--------------------------------------------------------------------------------

(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1999, these securities amounted to $256,877,965 or 34% of net assets.

(c)   Non-income producing security.

(d) Each warrant entitles the holder to purchase .00373 shares of common stock. The warrants are exercisable until 10/15/07.

(e)   Consists of $2,000,000 senior notes and 1,635 shares of common stock.

(f) Each warrant entitles the holder to purchase 15.0874 shares of common stock at $.01 per share. The warrants are exercisable from 4/07/99 to 4/13/08.

(g) Each warrant entitles the holder to purchase 1.25141 shares of common stock at $24.20 per share. The warrants are exercisable until 5/15/08.

(h)   Security is in default and is non-income producing.

(i) Securities, or a portion thereof, with an aggregate market value of $20,632,500 have been segregated to collateralize forward exchange currency contracts.

(j)   Paid-in-kind preferred, quarterly stock payments.

      See notes to financial statements.


10


STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999                                         Alliance High Yield Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $769,368,281) ...............................   $ 714,708,219
   Cash ..................................................................................       8,289,171
   Interest receivable ...................................................................      16,071,315
   Receivable for capital stock sold .....................................................       4,447,225
   Receivable for investment securities sold .............................................         290,025
   Net unrealized appreciation of forward exchange currency contracts ....................         118,240
   Deferred organization expenses ........................................................         150,697
                                                                                             -------------
   Total assets ..........................................................................     744,074,892
                                                                                             -------------
LIABILITIES
   Payable for investment securities purchased ...........................................       5,268,666
   Dividends payable .....................................................................       2,325,555
   Payable for capital stock redeemed ....................................................       1,845,471
   Distribution fee payable ..............................................................         559,059
   Advisory fee payable ..................................................................         467,039
   Accrued expenses ......................................................................         381,008
                                                                                             -------------
   Total liabilities .....................................................................      10,846,798
                                                                                             -------------
NET ASSETS ...............................................................................   $ 733,228,094
                                                                                             =============
COMPOSITION OF NET ASSETS
   Capital stock, at par .................................................................   $      77,459
   Additional paid-in capital ............................................................     834,577,977
   Distributions in excess of net investment income ......................................      (2,979,692)
   Accumulated net realized loss on investment and foreign currency transactions .........     (43,905,775)
   Net unrealized depreciation of investments and foreign currency denominated assets
     and liabilities .....................................................................     (54,541,875)
                                                                                             -------------
                                                                                             $ 733,228,094
                                                                                             =============
CALCULATION OF MAXIMUM OFFERING PRICE
   Class A Shares
   Net asset value and redemption price per share
     ($102,399,860 / 10,809,383 shares of capital stock issued and outstanding) ..........   $        9.47
   Sales charge--4.25% of public offering price ..........................................             .42
                                                                                             -------------
   Maximum offering price ................................................................   $        9.89
                                                                                             =============
   Class B Shares
   Net asset value and offering price per share
     ($527,336,515 / 55,717,727 shares of capital stock issued and outstanding) ..........   $        9.46
                                                                                             =============
   Class C Shares
   Net asset value and offering price per share
     ($99,927,347 / 10,555,922 shares of capital stock issued and outstanding) ...........   $        9.47
                                                                                             =============
   Advisor Class Shares
   Net asset value and offering price per share
     ($3,564,372 / 376,252 shares of capital stock issued and outstanding) ...............   $        9.47
                                                                                             =============

--------------------------------------------------------------------------------
See notes to financial statements.


11


STATEMENT OF OPERATIONS
Year Ended August 31, 1999                              Alliance High Yield Fund
================================================================================

INVESTMENT INCOME
   Interest (net of foreign taxes withheld of $7,403) ......   $ 65,646,540
   Dividends ...............................................      1,296,893   $ 66,943,433
                                                               ------------
EXPENSES
   Advisory fee ............................................      4,348,717
   Distribution fee - Class A ..............................        236,943
   Distribution fee - Class B ..............................      4,164,262
   Distribution fee - Class C ..............................        815,255
   Transfer agency .........................................        743,978
   Registration ............................................        251,122
   Custodian ...............................................        172,080
   Administrative ..........................................        133,100
   Audit and legal .........................................         97,591
   Printing ................................................         81,729
   Amortization of organization expenses ...................         57,122
   Directors' fees .........................................         25,385
   Miscellaneous ...........................................         16,615
                                                               ------------
   Total expenses ..........................................                    11,143,899
                                                                              ------------
   Net investment income ...................................                    55,799,534
                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized loss on investment transactions ............                   (43,884,237)
   Net realized loss on foreign currency transactions ......                      (374,976)
   Net change in unrealized depreciation of:
     Investments ...........................................                   (17,506,550)
     Foreign currency denominated assets and liabilities ...                       117,183
                                                                              ------------
   Net loss on investments and foreign currency transactions                   (61,648,580)
                                                                              ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .................                  $ (5,849,046)
                                                                              ============

--------------------------------------------------------------------------------
See notes to financial statements.


12


STATEMENT OF CHANGES IN NET ASSETS                      Alliance High Yield Fund
================================================================================

                                                                                    Year Ended        Year Ended
                                                                                     August 31         August 31
                                                                                       1999              1998
                                                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .......................................................   $  55,799,534    $  15,116,912
   Net realized gain (loss) on investment and foreign currency transactions ....     (44,259,213)       8,191,402
   Net change in unrealized depreciation of investments and foreign currency
     denominated assets and liabilities ........................................     (17,389,367)     (38,675,670)
                                                                                   -------------    -------------
   Net decrease in net assets from operations ..................................      (5,849,046)     (15,367,356)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...................................................................      (8,029,468)      (2,079,155)
     Class B ...................................................................     (39,695,091)     (10,873,437)
     Class C ...................................................................      (7,771,433)      (2,039,187)
     Advisor Class .............................................................        (303,542)        (125,133)
   Distributions in excess of net investment income
     Class A ...................................................................        (328,804)          (4,665)
     Class B ...................................................................      (1,625,500)        (171,932)
     Class C ...................................................................        (318,237)         (38,955)
     Advisor Class .............................................................         (12,429)            (445)
   Tax total return of capital
     Class A ...................................................................        (104,053)             -0-
     Class B ...................................................................        (514,406)             -0-
     Class C ...................................................................        (100,710)             -0-
     Advisor Class .............................................................          (3,934)             -0-
   Net realized gain on investments
     Class A ...................................................................      (1,039,201)        (138,240)
     Class B ...................................................................      (5,209,224)        (888,367)
     Class C ...................................................................      (1,072,694)        (148,083)
     Advisor Class .............................................................         (43,662)          (5,959)
CAPITAL STOCK TRANSACTIONS
   Net increase ................................................................     441,271,085      338,777,324
                                                                                   -------------    -------------
   Total increase ..............................................................     369,249,651      306,896,410
NET ASSETS
   Beginning of year ...........................................................     363,978,443       57,082,033
                                                                                   -------------    -------------
   End of year .................................................................   $ 733,228,094    $ 363,978,443
                                                                                   =============    =============

--------------------------------------------------------------------------------
See notes to financial statements.


13


NOTES TO FINANCIAL STATEMENTS
August 31, 1999                                         Alliance High Yield Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance High Yield Fund, Inc. (the "Fund") was incorporated in the state of Maryland on December 19, 1996 as a diversified, open-end management investment company. Prior to commencement of operations on April 22, 1997, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares each of Class A, Class B and Class C and 10,000 shares of Advisor Class for the aggregate amount of $100 each on Class A, Class B and Class C shares and $100,000 on the Advisor Class shares on February 26, 1997. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered principally to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, if any. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the United States over-the-counter market and securities listed on a national securities exchange whose primary market is believed to be over-the-counter are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Mortgage backed and asset backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/dealers in such securities. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign exchange gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and forward currency exchange contracts, holding of foreign currencies, exchange gains


14


                                                        Alliance High Yield Fund
================================================================================

or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization Expenses

Organization costs of $285,600 have been deferred and are being amortized on a straight-line basis through April 2002.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Dividend income is recorded on ex-dividend date. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as adjustment to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that each class's transfer agent fees and distribution fees, if any, are charged only against the assets of that class.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts, based on their federal tax basis treatment; temporary differences do not require such reclassification.

During the current fiscal year, permanent differences, primarily due to tax return of capital and the tax treatment of foreign currency losses, resulted in a net decrease in distributions in excess of net investment income, a decrease in accumulated net realized gain/loss on investments and foreign currency transactions and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of .75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $537,547 for the year ended August 31, 1999.

For the year ended August 31, 1999, the Fund's expenses were reduced by $34,758 under an expense offset arrangement with Alliance Fund Services.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it received front-end sales charges of $108,283 from the sale of Class A shares, and $12,332, $1,067,010 and $114,596 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares respectively, for the year ended August 31, 1999.


15


NOTES TO FINANCIAL STATEMENTS (continued)               Alliance High Yield Fund
================================================================================

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $23,594,719 and $995,476, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $1,351,636,647 and $939,454,423, respectively, for the year ended August 31, 1999. There were no purchases or sales of U.S. government or government agency obligations for the year ended August 31, 1999.

At August 31, 1999, the cost of investments for federal income tax purposes was $770,095,197. Accordingly, gross unrealized appreciation of investments was $7,252,253 and gross unrealized depreciation of investments was $62,639,231, resulting in net unrealized depreciation of $55,386,978 (excluding foreign currency transactions).

At August 31, 1999, the Fund had a capital loss carryforward of $7,232,173 which expires in the year 2007.

Capital losses and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $35,946,686 and foreign currency losses of $227,421 during the fiscal year 1999. To the extent that the carryover losses are used to offset future capital gains and ordinary income, it is probable that gain and ordinary income to offset will not be distributed to shareholders.

1. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.


16


                                                        Alliance High Yield Fund
================================================================================

At August 31, 1999, the Fund had outstanding forward exchange currency contracts as follows:

                                            U.S. $
                               Contract    Value on       U.S. $
                                Amount    Origination    Current     Unrealized
                                 (000)       Date         Value     Appreciation
                               --------   -----------   ----------  ------------

Forward Exchange Currency
Sale Contracts
Euro,
   settling 09/17/99.........    5,000    $ 5,344,250  $ 5,293,556    $  50,694
   settling 09/24/99.........   12,998     13,830,113   13,762,567       67,546
                                                                      ---------
                                                                      $ 118,240
                                                                      =========

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                      ------------------------------    ------------------------------
                                                  SHARES                            AMOUNT
                                      ------------------------------    ------------------------------
                                        Year Ended       Year Ended       Year Ended       Year Ended
                                        August 31,       August 31,       August 31,       August 31,
                                           1999             1998             1999             1998
                                      -------------    -------------    -------------    -------------
Class A
Shares sold .......................      10,555,070        5,027,959    $ 106,803,184    $  59,133,579
Shares issued in reinvestment of
   dividends and distributions ....         455,320          112,980        4,581,315        1,324,915
Shares converted from Class B .....         231,040           64,645        2,289,928          748,102
Shares redeemed ...................      (4,519,290)      (1,645,740)     (45,604,870)     (19,212,486)
                                      -------------    -------------    -------------    -------------
Net increase ......................       6,722,140        3,559,844    $  68,069,557    $  41,994,110
                                      =============    =============    =============    =============
Class B
Shares sold .......................      41,215,176       24,230,640    $ 416,263,494    $ 284,787,774
Shares issued in reinvestment of
   dividends and distributions ....       1,531,585          344,031       15,388,928        4,028,181
Shares converted to Class A .......        (231,040)         (64,645)      (2,289,928)        (748,102)
Shares redeemed ...................     (11,863,281)      (3,322,484)    (119,335,325)     (38,535,879)
                                      -------------    -------------    -------------    -------------
Net increase ......................      30,652,440       21,187,542    $ 310,027,169    $ 249,531,974
                                      =============    =============    =============    =============
Class C
Shares sold .......................      10,424,117        6,268,114    $ 105,419,483    $  73,913,613
Shares issued in reinvestment of
   dividends and distributions ....         396,483           74,074        3,984,952          868,654
Shares redeemed ...................      (4,761,437)      (2,523,883)     (47,903,120)     (29,681,577)
                                      -------------    -------------    -------------    -------------
Net increase ......................       6,059,163        3,818,305    $  61,501,315    $  45,100,690
                                      =============    =============    =============    =============


17


NOTES TO FINANCIAL STATEMENTS (continued)               Alliance High Yield Fund
================================================================================

                                      ------------------------------    ------------------------------
                                                  SHARES                            AMOUNT
                                      ------------------------------    ------------------------------
                                        Year Ended       Year Ended       Year Ended       Year Ended
                                        August 31,       August 31,       August 31,       August 31,
                                           1999             1998             1999             1998
                                      -------------    -------------    -------------    -------------
Advisor Class
Shares sold .......................         364,823          224,696    $   3,671,823    $   2,660,506
Shares issued in reinvestment of
   dividends and distributions ....          17,942            8,780          181,290          103,247
Shares redeemed ...................        (216,242)         (52,458)      (2,180,069)        (613,203)
                                      -------------    -------------    -------------    -------------
Net increase ......................         166,523          181,018    $   1,673,044    $   2,150,550
                                      =============    =============    =============    =============

--------------------------------------------------------------------------------

NOTE F: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 1999.


18


FINANCIAL HIGHLIGHTS                                    Alliance High Yield Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                      CLASS A
                                                                   ----------------------------------------------
                                                                       Year Ended August 31,    April 22, 1997(a)
                                                                   ---------------------------          to
                                                                       1999            1998      August 31, 1997
                                                                   -----------     -----------  -----------------
Net asset value, beginning of period ...........................   $     10.76     $     11.17     $     10.00
                                                                   -----------     -----------     -----------

Income From Investment Operations
Net investment income (b) ......................................          1.02            1.03             .37
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions ...............................         (1.08)           (.27)           1.15
                                                                   -----------     -----------     -----------
Net increase (decrease) in net asset value from operations .....          (.06)            .76            1.52
                                                                   -----------     -----------     -----------

Less: Dividends and Distributions
Dividends from net investment income ...........................         (1.02)          (1.02)           (.35)
Distributions in excess of net investment income ...............          (.05)           (.01)            -0-
Tax return of capital ..........................................          (.01)            -0-             -0-
Distributions from net realized gains ..........................          (.15)           (.14)            -0-
                                                                   -----------     -----------     -----------
Total dividends and distributions ..............................         (1.23)          (1.17)           (.35)
                                                                   -----------     -----------     -----------
Net asset value, end of period .................................   $      9.47     $     10.76     $     11.17
                                                                   ===========     ===========     ===========

Total Return
Total investment return based on net asset value (c) ...........          (.58)%          6.42%          15.33%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ......................   $   102,400     $    43,960     $     5,889
Ratio to average net assets:
   Expenses, net of waivers/reimbursements           1.31%           1.43%           1.70%(d)
   Expenses, before waivers/reimbursements .....................          1.31%           1.46%           3.11%(d)
   Net investment income, net of waivers/reimbursements ........         10.21%           8.89%           8.04%(d)
Portfolio turnover rate ........................................           182%            311%             73%

--------------------------------------------------------------------------------
See footnote summary on page 22.


19


FINANCIAL HIGHLIGHTS (continued)                        Alliance High Yield Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                      CLASS B
                                                                   ----------------------------------------------
                                                                       Year Ended August 31,    April 22, 1997(a)
                                                                   ---------------------------          to
                                                                       1999            1998      August 31, 1997
                                                                   -----------     -----------  -----------------
Net asset value, beginning of period ...........................   $     10.75     $     11.17     $     10.00
                                                                   -----------     -----------     -----------

Income From Investment Operations
Net investment income (b) ......................................           .95             .96             .31
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions ...............................         (1.08)           (.28)           1.19
                                                                   -----------     -----------     -----------
Net increase (decrease) in net asset value from operations .....          (.13)            .68            1.50
                                                                   -----------     -----------     -----------

Less: Dividends and Distributions
Dividends from net investment income ...........................          (.95)           (.95)           (.33)
Distributions in excess of net investment income ...............          (.05)           (.01)            -0-
Tax return of capital ..........................................          (.01)            -0-             -0-
Distributions from net realized gains ..........................          (.15)           (.14)            -0-
                                                                   -----------     -----------     -----------
Total dividends and distributions ..............................         (1.16)          (1.10)           (.33)
                                                                   -----------     -----------     -----------
Net asset value, end of period .................................   $      9.46     $     10.75     $     11.17
                                                                   ===========     ===========     ===========

Total Return
Total investment return based on net asset value (c) ...........         (1.26)%          5.69%          15.07%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ......................   $   527,337     $   269,426     $    43,297
Ratio to average net assets:
   Expenses, net of waivers/reimbursements .....................          2.03%           2.13%           2.40%(d)
   Expenses, before waivers/reimbursements .....................          2.03%           2.16%           3.85%(d)
   Net investment income, net of waivers/reimbursements ........          9.52%           8.18%           7.19%(d)
Portfolio turnover rate ........................................           182%            311%             73%

--------------------------------------------------------------------------------
See footnote summary on page 22.


20


                                                        Alliance High Yield Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                      CLASS C
                                                                   ----------------------------------------------
                                                                       Year Ended August 31,    April 22, 1997(a)
                                                                   ---------------------------          to
                                                                       1999            1998      August 31, 1997
                                                                   -----------     -----------  -----------------
Net asset value, beginning of period .........   $     10.75     $     11.17     $     10.00
                                                                   -----------     -----------     -----------

Income From Investment Operations
Net investment income (b) ......................................           .95             .96             .32
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions ...............................         (1.07)           (.28)           1.18
                                                                   -----------     -----------     -----------
Net increase (decrease) in net asset value from operations .....          (.12)            .68            1.50
                                                                   -----------     -----------     -----------

Less: Dividends and Distributions
Dividends from net investment income ...........................          (.95)           (.95)           (.33)
Distributions in excess of net investment income ...............          (.05)           (.01)            -0-
Tax return of capital ..........................................          (.01)            -0-             -0-
Distributions from net realized gains ..........................          (.15)           (.14)            -0-
                                                                   -----------     -----------     -----------
Total dividends and distributions ..............................         (1.16)          (1.10)           (.33)
                                                                   -----------     -----------     -----------
Net asset value, end of period .................................   $      9.47     $     10.75     $     11.17
                                                                   ===========     ===========     ===========

Total Return
Total investment return based on net asset value (c) ...........         (1.16)%          5.69%          15.07%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ......................   $    99,927     $    48,337     $     7,575
Ratio to average net assets:
   Expenses, net of waivers/reimbursements .....................          2.02%           2.13%           2.40%(d)
   Expenses, before waivers/reimbursements .....................          2.02%           2.16%           3.84%(d)
   Net investment income, net of waivers/reimbursements ........          9.54%           8.17%           7.24%(d)
Portfolio turnover rate ........................................           182%            311%             73%

--------------------------------------------------------------------------------
See footnote summary on page 22.


21


FINANCIAL HIGHLIGHTS (continued)                        Alliance High Yield Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                    ADVISOR CLASS
                                                                   ----------------------------------------------
                                                                       Year Ended August 31,    April 22, 1997(a)
                                                                   ---------------------------          to
                                                                       1999            1998      August 31, 1997
                                                                   -----------     -----------  -----------------
Net asset value, beginning of period ...........................   $     10.76     $     11.17     $     10.00
                                                                   -----------     -----------     -----------

Income From Investment Operations
Net investment income (b) ......................................          1.06            1.11             .40
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions ...............................         (1.09)           (.32)           1.13
                                                                   -----------     -----------     -----------
Net increase (decrease) in net asset value from operations .....          (.03)            .79            1.53
                                                                   -----------     -----------     -----------

Less: Dividends and Distributions
Dividends from net investment income ...........................         (1.06)          (1.05)           (.36)
Distributions in excess of net investment income ...............          (.04)           (.01)            -0-
Tax return of capital ..........................................          (.01)            -0-             -0-
Distributions from net realized gains ..........................          (.15)           (.14)            -0-
                                                                   -----------     -----------     -----------
Total dividends and distributions ..............................         (1.26)          (1.20)           (.36)
                                                                   -----------     -----------     -----------
Net asset value, end of period .................................   $      9.47     $     10.76     $     11.17
                                                                   ===========     ===========     ===========

Total Return
Total investment return based on net asset value (c) ...........          (.28)%          6.68%          15.44%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ......................   $     3,564     $     2,256     $       321
Ratio to average net assets:
   Expenses, net of waivers/reimbursements .....................          1.03%           1.14%           1.40%(d)
   Expenses, before waivers/reimbursements .....................          1.03%           1.16%           2.82%(d)
   Net investment income, net of waivers/reimbursements ........         10.58%           9.25%           8.20%(d)
Portfolio turnover rate ........................................           182%            311%             73%

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.


22


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                                    Alliance High Yield Fund
================================================================================

To the Shareholders and Board of Directors Alliance High Yield Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Alliance High Yield Fund, Inc. (the "Fund"), including the portfolio of investments, as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance High Yield Fund, Inc. at August 31, 1999, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

New York, New York
October 8, 1999

TAX INFORMATION (unaudited)
================================================================================

In order to meet certain requirements of the Internal Revenue Code we are advising you that $7,364,781 of the capital gain distributions paid by the Fund during the fiscal year August 31, 1999 are subject to maximum tax rates of 20%.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 2000.


23


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
NELSON JANTZEN, SENIOR VICE PRESIDENT
WAYNE C. TAPPE, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672


(1)  Member of the Audit Committee.


24


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
    Quality Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Health Care Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio

25

ALLIANCE HIGH YIELD FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

HIYAR899